Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Intangible assets and goodwill	€ 155,611	€ 154,966
Property and equipment	8,810	9,570
Right-of-use assets	14,009	19,001
Total non-current assets	178,430	183,537
Current assets
Inventories	247,054	169,131
Trade and other receivables	5,030	4,815
Other assets	14,667	18,950
Cash and cash equivalents	76,760	9,367
Total current assets	343,510	202,263
Total assets	521,941	385,800
Shareholders' equity and liabilities
Subscribed capital	1	1
Capital reserve	444,951	91,008
Accumulated Deficit	(60,837)	(28,234)
Accumulated other comprehensive income	1,602	1,602
Total shareholders' equity	385,718	64,377
Non-current liabilities
Shareholder Loans		191,194
Other liabilities		5,905
Provisions	717	582
Lease liabilities	8,786	13,928
Deferred income tax liabilities	2,308	1,130
Total non-current liabilities	11,811	212,739
Current liabilities
Liabilities to banks		10,000
Tax liabilities	14,293	3,853
Lease liabilities	5,361	5,787
Contract liabilities	10,975	6,758
Trade and other payables	43,558	36,158
Other liabilities	50,225	46,128
Total current liabilities	124,412	108,684
Total liabilities	136,223	321,423
Total shareholders' equity and liabilities	€ 521,941	€ 385,800